Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 1,174	$ 1,156	$ 1,072
Incentive management fees	151	160	150
Central revenue	185	170	157
Revenue from fee business	1,510	1,486	1,379
Revenue from owned, leased and managed lease hotels	573	447	351
System Fund revenues	1,373	1,233	1,242
Reimbursement of costs	1,171	1,171	1,103
Total revenue	4,627	4,337	4,075
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,083	1,933	1,730
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	840	835	795
Incentive management fees	13	18	16
Revenue from fee business	853	853	811
Revenue from owned, leased and managed lease hotels	187	198	188
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,040	1,051	999
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	247	227	204
Incentive management fees	90	93	90
Revenue from fee business	337	320	294
Revenue from owned, leased and managed lease hotels	386	249	163
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	723	569	457
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	87	94	73
Incentive management fees	48	49	44
Revenue from fee business	135	143	117
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	135	143	117
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Central revenue	185	170	157
Revenue from fee business	185	170	157
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 185	$ 170	$ 157